Schedule of finance costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Hire purchase liabilities		$ 38	$ 594
Lease liabilities	50,459	48,245	42,250
Finance costs	$ 50,459	$ 48,283	$ 42,844